Related Party Transactions	12 Months Ended
Aug. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Foshan Shunde Country Garden Property Development Co., Ltd.	Entities controlled by Ms. Huiyan Yang (“Ms. H”)*
Huidong Country Garden Real Estate Development Co., Ltd.	Entities controlled by Ms. H*
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	Entities controlled by Ms. H*
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	Entities controlled by Ms. H*
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	Entities controlled by Ms. H*
Guangdong Chengjia Design Co., Ltd.	Entities controlled by Ms. H*
Guangdong Elite Architectural Co., Ltd.	Entities controlled by Ms. H*
Guangdong Biyouwei Catering Co., Ltd.	Entities controlled by Ms. H*
Kaiping Country Garden Property Development Co., Ltd.	Entities controlled by Ms. H*
Chuzhou Country Garden Property Development Co., Ltd.	Entities controlled by Ms. H*
Fine Nation Group Limited	Entities controlled by the immediate family of the chairperson of the Group
Can-Achieve Global Edutour Co., Ltd.	Entities controlled by non-controlling interest shareholder
Hangzhou Mashao Enterprise Management Consulting Co., Ltd.	Non-controlling interest shareholder of a subsidiary of the Group
Shanghai Hanlue Information Technology Center Limited Partnership	Non-controlling interest shareholder of a subsidiary of the Group
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd.	Non-controlling interest shareholder of a subsidiary of the Group
Name of Affected Entities
BGY Education Investment and its affiliates**	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens**	Entities controlled by Ms. Meirong Yang, the shareholder of the Group

Note*: Ms. H served as the chairperson for the year ended August 31, 2020, 2021 and 2022. The Board has accepted Ms. H’s resignation and appointed Mr. Hongru Zhou as the chairman of the Board on November 29, 2022, the appointment is effective on November 30, 2022.

Note**: These entities were deconsolidated on August 31, 2021 due to the effectiveness of the Implementation Rules stated in Note 2(a), and became the related parties of the Company since September 1, 2021.

The Group entered into the following transactions with its related parties:

The Group has purchased services and materials from related parties at negotiated prices for a total amount of RMB 11,215 and RMB 13,863 for the years ended August 31, 2020 and 2021, respectively, of which RMB 6,764 and RMB 7,610 were related to discontinued operations for the years ended August 31, 2020 and 2021, respectively. Details of related party transactions in continuing operations for the years ended August 31, 2020, 2021 and 2022 are as follows:

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by Ms. H are as below
Foshan Shunde Country Garden Property Development Co., Ltd.	2,538	1,328	4,456
Huidong Country Garden Real Estate Development Co., Ltd.	-	2,969	1,623
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	548	-	-
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	-	380	-
Others	1,365	1,576	2,751
Total	4,451	6,253	8,830

The Group has received construction services from related parties at negotiated prices for a total amount of RMB nil and RMB1,427 for the years ended August 31, 2020 and 2021, respectively, of which RMB nil and RMB 144 were related to discontinued operations for the years ended August 31, 2020 and 2021, respectively. Details of related party transactions in continuing operations for the years ended August 31, 2020, 2021 and 2022 are as follows:

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Construction services provided by other entities controlled by the Ms. H are as below
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	-	603	-
Guangdong Chengjia Design Co., Ltd.	-	680	339
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	-	-	1,910
Others	-	-	3
Total	-	1,283	2,252

The Group has paid interest expense to related parties at negotiated prices for a total amount of RMB nil for the years ended August 31, 2020 and 2021, and RMB 11,118 for the years ended August 31, 2022. Details of related party transactions in continuing operations for the years ended August 31, 2020, 2021 and 2022 are as follows:

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Interest expense paid to the related parties are as below
Fine Nation Group Limited (1)	-	-	6,946
BGY Education Investment (2)	-	-	4,172
Total	-	-	11,118

(1)	On July 22, 2022, the Group issued a Promissory Note (the “Note”) to Fine Nation Group Limited with a principal amount of USD 130,000 (approximately RMB 877,487) at an interest rate of 7.45% per annum. As of August 31, 2022, the Note had been fully offset with the Group’s short-term investments in accordance to the agreement among the Group, Fine Nation Group Limited and the investment management institution.

(2)	On July 12, 2022, the Group borrowed a short term loan from BGY Education Investment amounting to RMB 480,000 at an interest rate of 7.45% per annum, which had been fully paid as of August 31, 2022.

The Group has disposed property and equipment at negotiated price to related parties for a total amount of RMB nil for the years ended August 31, 2020 and 2021, and RMB 57,998 for the year ended August 31, 2022. Details of related party transactions in continuing operations for the years ended August 31, 2020, 2021 and 2022 are as follows:

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Property and equipment disposed to the related parties are as below
BGY Education Investment (1)	-	-	57,998

(1)	On February 28, 2022, the Group has disposed property and equipment to BGY Education Investment amounting to RMB 57,998, which is equal to the carrying amount of theses property and equipment as of the transaction date.

The Group provided services at negotiated price to related parties for a total amount of RMB 3,198 and RMB 4,745 for the years ended August 31, 2020 and 2021, respectively, of which RMB 2,380 and RMB 508 were related to discontinued operations for the years ended August 31, 2020 and 2021, respectively. Details of related party transactions in continuing operations for the years ended August 31, 2020, 2021 and 2022 are as follows:

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Services provided to other entities controlled by Ms. H are as below
Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens(1)	-	-	53,197
Kaiping Country Garden Property Development Co., Ltd.	353	1,013	-
Guangdong Biyouwei Catering Co., Ltd.	348	755	97
Foshan Shunde Country Garden Property Development Co., Ltd.	-	424	-
Others	117	650	-
Total	818	2,842	53,294

(1)	The amount represented the management fees charged for the provision of services to the Phoenix City Bilingual Kindergarten and other non-for-profit kindergartens.

During the fiscal year 2022, other than the services above, the Group provided various types of services to keep the Affected Entities open without entering into any service contract. Services provided to the Affected Entities include marketing and consulting, procurement support, human resources, finance and legal support, and information technology support, all of which were conducted through the centralized management system in the Group’s headquarter. The Group does not expect to be entitled to any compensation in exchange for those services, and therefore does not recognize relevant revenues. This centralized management system provided services to the Affected Entities without charges together with other kindergartens that the Group charged services fee for. As the Group did not track the costs incurred by the services center separately among different service recipients, and majority of the costs are staff costs incurred by the service centers, there are significant limitations for the Group to accurately determine the costs attributable to providing services to the Affected Entities. As a result, such costs related to services provided to the Affected Entities are not disclosed.

The following table presents amounts owed from and to related parties as of August 31, 2021 and 2022:

	As of August 31,
	2021	2022
	RMB	RMB
Amounts due from related parties
BGY Education Investment and its affiliates (1)	2,028,866	185,366
Shaoguan Shunhong Real Estate Development Co., Ltd. (2)	10,000	10,000
Can-Achieve Global Edutour Co., Ltd. (2)	1,906	-
Hangzhou Mashao Enterprise Management Consulting Co., Ltd. (3)	1,206	-
Kaiping Country Garden Property Development Co., Ltd. (4)	1,060	1,060
Others	1,148	772
Less: allowance for Amounts due from related parties	(233)	(572)
Total	2,043,953	196,626

Amounts due from related parties are non-interest bearing, unsecured, and due on demand.

(1)	The amounts mainly represent the loan receivables from BGY Education Investment and its affiliates for the purpose of opening new schools and maintaining daily operation of the private schools before fiscal year 2021, which had been fully repaid in fiscal year 2022. As of August 31, 2022, the amounts mainly represent the acquisition payable paid on behalf of affiliates of BGY Education investment, and the receivables from disposal of property and equipment to BGY Education investment.

(2)	The amounts mainly represent the receivables from respective entities in which consist of expense were paid on behalf of entities controlled by Ms. H and a non-controlling interest shareholder, respectively.

(3)	The amounts represent loan receivables from the non-controlling interest shareholders of Hangzhou Impression.

(4)	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd..

	As of August 31,
	2021	2022
	RMB	RMB
Amounts due to related parties
BGY Education Investment and its affiliates (1)	333,270	307,587
Chuzhou Country Garden Property Development Co., Ltd. (2)	30,769	30,769
Shanghai Hanlue Information Technology Center Limited Partnership (3)	2,885	-
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. (4)	2,462	-
Others	4,329	4,676
Total	373,715	343,032

Amounts due to related parties are non-interest bearing, unsecured, and payable on demand.

	As of August 31,
	2021	2022
	RMB	RMB
Other non-current liabilities due to related parties
Shanghai Hanlue Information Technology Center Limited Partnership (3)	2,650	-
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. (4)	10,504	11,197
Total	13,154	11,197

Other non-current liabilities due to related parties are non-interest bearing and unsecured.

(1)	The amounts mainly represent the acquisition payables to BGY Education Investment and its affiliates for the acquisition of certain PRC subsidiaries under common control in fiscal year 2021.

(2)	The amounts mainly represent financing funds from other entities controlled by Ms. H, for the purpose of maintaining daily operation of certain schools.

(3)	The amounts represent the acquisition payables to Shanghai Hanlue Information Technology Center Limited Partnership for the acquisition of Linstitute in fiscal year 2020.

(4)	The amounts represent the acquisition payables to Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. for the acquisition of Leti in fiscal year 2021.